Distributions Made and Proposed - Cash Dividends on Ordinary Shares Declared and Paid (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Cash dividends on ordinary shares paid	¥ 621,158	¥ 300,021
Final dividend declared at every December 31 [member]
Disclosure of classes of share capital [line items]
Cash dividends on ordinary shares paid	309,299	98,595
Interim dividend [member]
Disclosure of classes of share capital [line items]
Cash dividends on ordinary shares paid	¥ 311,859	¥ 201,426